Derivatives - Schedule of listing currency, fair value and notional amounts of derivative instruments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative assets, at fair value	$ 37,260		$ 37,260		$ 39,045	$ 25,628
Derivative Assets, Notional Amount	1,565,091		1,565,091		880,197	303,898
Derivative liabilities, at fair value	12,346		12,346		8,819	12,992
Derivative Liabilities, Notional Amount	945,577		945,577		1,089,050	594,446
Realized Gain (Loss) on Derivatives	2,026	(2,204)	10,675	20,244	19,331	(736)
Unrealized Gain (Loss) on Derivatives	16,420	2,954	(263)	(1,103)	9,926	6,529
Derivative liabilities (embedded)	7,913		7,913		4,430
Embedded Derivative Liability, Notional Amount	90,000		90,000		75,000
Commodity Future Options | Long Contracts / Purchased
Derivative [Line Items]
Derivative assets, at fair value					256
Derivative Assets, Notional Amount					12,325
Realized Gain (Loss) on Derivatives			0	(2,455)	0	1,710
Unrealized Gain (Loss) on Derivatives			0	0	0	0
Commodity Future Options | Short Contracts / Sold
Derivative [Line Items]
Derivative assets, at fair value						212
Derivative Assets, Notional Amount						5,363
Realized Gain (Loss) on Derivatives	(6)	(273)	(6)	290	437	127
Unrealized Gain (Loss) on Derivatives	(80)	0	(80)	(212)	(212)	212
Credit Default Swaps - Protection Purchased
Derivative [Line Items]
Derivative assets, at fair value	9,110		9,110		15,397	14,176
Derivative Assets, Notional Amount	106,908		106,908		109,520	69,059
Derivative liabilities, at fair value	2,240		2,240		2,634	10,458
Derivative Liabilities, Notional Amount	64,465		64,465		59,446	37,567
Realized Gain (Loss) on Derivatives	(1,479)	346	(3,793)	(8,469)	4,243	1,239
Unrealized Gain (Loss) on Derivatives	2,843	(1,751)	(678)	3,579	(10,943)	265
Credit Default Swaps - Protection Sold
Derivative [Line Items]
Derivative assets, at fair value	158		158		1,157
Derivative Assets, Notional Amount	2,318		2,318		9,557
Derivative liabilities, at fair value	1,503		1,503		348	212
Derivative Liabilities, Notional Amount	5,437		5,437		875	438
Realized Gain (Loss) on Derivatives	1,081	(1,337)	1,266	6,814	(4,845)	0
Unrealized Gain (Loss) on Derivatives	(1,181)	3,774	(977)	(4,017)	10,690	(212)
Contracts for Differences | Long Contracts / Purchased
Derivative [Line Items]
Derivative assets, at fair value	5,145		5,145		10,549	4,913
Derivative Assets, Notional Amount	40,331		40,331		62,847	40,454
Derivative liabilities, at fair value	5,418		5,418		66	710
Derivative Liabilities, Notional Amount	57,363		57,363		14,607	9,016
Realized Gain (Loss) on Derivatives	(1,397)	(1,984)	3,639	6,706	8,900	288
Unrealized Gain (Loss) on Derivatives	(5,837)	5,229	(12,972)	987	6,172	4,203
Contracts for Differences | Short Contracts / Sold
Derivative [Line Items]
Derivative assets, at fair value	3		3		67
Derivative Assets, Notional Amount	2,580		2,580		2,758
Derivative liabilities, at fair value					425	29
Derivative Liabilities, Notional Amount					7,253	1,513
Realized Gain (Loss) on Derivatives	(1,396)	11	(3,734)	1,000	1,219	931
Unrealized Gain (Loss) on Derivatives	310	(183)	361	254	(341)	(29)
Total Return Swaps | Long Contracts / Purchased
Derivative [Line Items]
Derivative assets, at fair value	11,888		11,888		2,950	246
Derivative Assets, Notional Amount	179,657		179,657		68,044	13,710
Derivative liabilities, at fair value	0		0		1,385	467
Derivative Liabilities, Notional Amount	365		365		24,807	24,499
Realized Gain (Loss) on Derivatives	2,488	1,712	12,279	2,717	1,026	(4,666)
Unrealized Gain (Loss) on Derivatives	9,990	3,665	10,323	2,732	1,786	(221)
Total Return Swaps | Short Contracts / Sold
Derivative [Line Items]
Derivative assets, at fair value	290		290		3	(65)
Derivative Assets, Notional Amount	3,950		3,950		290	179
Derivative liabilities, at fair value	129		129		140	38
Derivative Liabilities, Notional Amount	1,532		1,532		5,037	1,014
Realized Gain (Loss) on Derivatives	(1,112)	(836)	(588)	418	(557)	2,569
Unrealized Gain (Loss) on Derivatives	795	(664)	298	(500)	76	(103)
Interest Rate Swaps
Derivative [Line Items]
Derivative assets, at fair value	250		250		182	156
Derivative Assets, Notional Amount	194,906		194,906		212,594	6,569
Derivative liabilities, at fair value	621		621		821	539
Derivative Liabilities, Notional Amount	194,035		194,035		465,560	478,730
Realized Gain (Loss) on Derivatives	107	723	(350)	1,352	949	312
Unrealized Gain (Loss) on Derivatives	(82)	(896)	267	(409)	(255)	(383)
Interest Rate Swaptions
Derivative [Line Items]
Derivative assets, at fair value	624		624		1,269	584
Derivative Assets, Notional Amount	511,971		511,971		54,884	584
Derivative liabilities, at fair value	142		142		174	0
Derivative Liabilities, Notional Amount	354,139		354,139		99,587	0
Realized Gain (Loss) on Derivatives	(42)	(75)	487	(244)	(170)	665
Unrealized Gain (Loss) on Derivatives	(272)	218	(1,848)	251	913	5
Treasury Futures | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives					(119)	0
Unrealized Gain (Loss) on Derivatives					0	0
Treasury Futures | Short Contracts / Sold
Derivative [Line Items]
Derivative assets, at fair value	170		170		108	564
Derivative Assets, Notional Amount	9,929		9,929		6,544	64,819
Realized Gain (Loss) on Derivatives	(399)	73	(1,040)	508	830	(1,233)
Unrealized Gain (Loss) on Derivatives	191	(195)	62	(625)	(456)	564
Foreign Currency Forward
Derivative [Line Items]
Derivative assets, at fair value	5,501		5,501		1,332	2,090
Derivative Assets, Notional Amount	319,597		319,597		59,925	57,549
Derivative liabilities, at fair value					709	211
Derivative Liabilities, Notional Amount					189,030	41,334
Realized Gain (Loss) on Derivatives	5,037	1,223	5,256	7,533	5,385	(1,270)
Unrealized Gain (Loss) on Derivatives	7,417	(5,750)	4,877	(3,756)	(1,255)	1,879
Foreign Currency Options
Derivative [Line Items]
Realized Gain (Loss) on Derivatives					0	38
Unrealized Gain (Loss) on Derivatives					0	0
Foreign Currency Options | Long Contracts / Purchased
Derivative [Line Items]
Derivative assets, at fair value	4,121		4,121		5,563	2,504
Derivative Assets, Notional Amount	192,944		192,944		240,062	2,504
Realized Gain (Loss) on Derivatives	256	(1,794)	(1,484)	6,823	5,920	(145)
Unrealized Gain (Loss) on Derivatives	1,539	(1,493)	(613)	(1,031)	1,069	198
Foreign Currency Options | Short Contracts / Sold
Derivative [Line Items]
Derivative liabilities, at fair value	1,939		1,939		1,528	318
Derivative Liabilities, Notional Amount	100,950		100,950		178,476	318
Realized Gain (Loss) on Derivatives	(78)	352	608	(2,844)	(3,787)	0
Unrealized Gain (Loss) on Derivatives	(463)	(636)	(78)	(848)	(109)	(87)
Commodity Future Options | Long Contracts / Purchased
Derivative [Line Items]
Derivative liabilities, at fair value	80		80		148	10
Derivative Liabilities, Notional Amount	120,080		120,080		35,484	17
Realized Gain (Loss) on Derivatives	0	(25)	(271)	(166)	264	(17)
Unrealized Gain (Loss) on Derivatives	0	(44)	(5)	(45)	15	(10)
Commodity Future Options | Short Contracts / Sold
Derivative [Line Items]
Derivative liabilities, at fair value					148
Derivative Liabilities, Notional Amount					35,484
Realized Gain (Loss) on Derivatives			316		(81)	0
Unrealized Gain (Loss) on Derivatives			(168)		168	0
Reinsurance contract derivatives
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0	0	1,250	0
Unrealized Gain (Loss) on Derivatives	780	2,062	780	3,167	3,085	0
Index Futures | Long Contracts / Purchased
Derivative [Line Items]
Realized Gain (Loss) on Derivatives			(840)	0	(2,413)	0
Unrealized Gain (Loss) on Derivatives			0	0	0	0
Index Futures | Short Contracts / Sold
Derivative [Line Items]
Derivative liabilities, at fair value					441
Derivative Liabilities, Notional Amount					8,888
Realized Gain (Loss) on Derivatives	79	0	(253)	19	1,169	(314)
Unrealized Gain (Loss) on Derivatives	369	0	441	0	(441)	0
Bond Futures
Derivative [Line Items]
Derivative Liabilities, Notional Amount					0
Bond Futures | Short Contracts / Sold
Derivative [Line Items]
Derivative assets, at fair value					212	248
Derivative Assets, Notional Amount					40,847	43,108
Derivative liabilities, at fair value	41		41
Derivative Liabilities, Notional Amount	41,211		41,211
Realized Gain (Loss) on Derivatives	(273)	(320)	(817)	242	(289)	0
Unrealized Gain (Loss) on Derivatives	101	(382)	(253)	(630)	(36)	248
Catastrophe Risk Derivatives
Derivative [Line Items]
Derivative liabilities, at fair value	233		233
Derivative Liabilities, Notional Amount	6,000		6,000
Deposit Contracts
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0	0
Unrealized Gain (Loss) on Derivatives	(90)	(100)	(310)	(310)
Derivative liabilities (embedded)	4,740		4,740		4,430
Embedded Derivative Liability, Notional Amount	75,000		75,000		75,000
Embedded Derivatives
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0	0
Unrealized Gain (Loss) on Derivatives	(111)	(100)	(437)	(310)
Reinsurance Contracts
Derivative [Line Items]
Realized Gain (Loss) on Derivatives	0	0	0	0
Unrealized Gain (Loss) on Derivatives	(21)	0	(127)	0
Derivative liabilities (embedded)	3,173		3,173
Embedded Derivative Liability, Notional Amount	15,000		15,000
Sovereign Debt Futures | Short Contracts / Sold
Derivative [Line Items]
Realized Gain (Loss) on Derivatives					0	(970)
Unrealized Gain (Loss) on Derivatives					$ 0	$ 0